Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025 [1]
CURRENT ASSETS
Cash	$ 1,181,159	$ 583,926
Accounts receivable, net	29,479	17,160
Digital assets	3,708,612
Prepaid expenses and other current assets	3,392,710	4,480,810
Receivable from disposal of subsidiaries	577,432
Loan receivable from third parties, current	18,794,286	16,996,022
Total current assets	28,670,908	22,467,048
NON-CURRENT ASSETS
Property and equipment, net	10,692	5,117
Receivable from disposal of subsidiaries-Non current	1,058,504
Total noncurrent assets	1,069,196	5,117
Assets from discontinued operations		5,359,383
TOTAL ASSETS	29,740,104	27,831,548
CURRENT LIABILITIES
Accounts payable	38,708	500
Accrued liabilities and other payables	2,210,298	617,944
Taxes payable	35,439	4,594
Total current liabilities	2,285,245	623,838
Liabilities from discontinued operations		4,139,167
TOTAL LIABILITIES	2,285,245	4,763,005
COMMITMENTS AND CONTINGENCIES
STOCKHOLDER’S EQUITY
Preferred shares, par value $0.025, 100,000,000 shares authorized, nil shares issued and outstanding as of June 30, 2026 and December 31, 2025 , respectively
Additional paid-in capital	45,330,367	33,706,703
Subscription receivable	(4,814,678)
Statutory Reserve	558,727	458,832
Accumulated other comprehensive loss	(93,097)	(147,070)
Accumulated deficit	(13,599,360)	(11,066,628)
Total Company shareholders’ equity	27,450,974	22,955,161
Non-controlling interest	3,885	113,382
Total shareholders' equity	27,454,859	23,068,543
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	29,740,104	27,831,548
Class A Common Shares
STOCKHOLDER’S EQUITY
Common Stock, Value, Issued	68,655	2,964
Class B Common Shares
STOCKHOLDER’S EQUITY
Common Stock, Value, Issued	360	360
Related Party
CURRENT ASSETS
Due from related parties	987,230	389,130
CURRENT LIABILITIES
Due to related parties	$ 800	$ 800

[1]	Certain prior-period amounts have been reclassified for discontinued operations presentation, with corresponding explanation in Note 4